UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the calendar Year or Quarter Ended:   March 31, 2000

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [ ]  is a restatement.
                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         KR Capital Advisors, Inc.
Address: 450 Park Avenue
         Suite 3000
         New York, NY 10022

13F File Number:   28-1316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard Kravitz
Title:        Vice President
Phone:        212-888-6300
Signature, Place, and Date of Signing:

    Richard Kravitz          New York, New York       May 5, 2000

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

              FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:     1

Form 13F Information Table Entry Total:     63

Form 13F Information Table Value Total:     $1,958,185


List of Other Included Managers:

    No.  13F File Number     Name

    01   28-6772        KR Capital Partners I, L.P.

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
A T & T Corporation            COM              001957109    80085  1422150 SH
     SOLE                  1243700            178450
Abbott Laboratories            COM              002824100    49602  1409650 SH
     SOLE                  1213150            196500
                                                              5278   150000 SH
     DEFINED 01             150000
Allegheny Technologies Inc     COM              01741R102    16533   824052 SH
     SOLE                   687477            136575
American International Group,  COM              026874107   152572  1393350 SH
     SOLE                  1208984            184366
                                                             10494    95840 SH
     DEFINED 01              95840
Avon Products, Inc.            COM              054303102    24203   827450 SH
     SOLE                   726650            100800
                                                              6312   215800 SH
     DEFINED 01             215800
Baker Hughes Inc.              COM              057224107    15807   522550 SH
     SOLE                   451950             70600
Boeing Co.                     COM              097023105    13234   350000 SH
     SOLE                   306000             44000
Brunswick Corp.                COM              117043109    38521  2034100 SH
     SOLE                  1752000            282100
                                                              5681   300000 SH
     DEFINED 01             300000
Canadian Natl Ry Co.           COM              136375102    26546   994700 SH
     SOLE                   980900             13800
Citigroup Inc.                 COM              172967101   126946  2120183 SH
     SOLE                  1844138            276045
                                                             11975   200000 SH
     DEFINED 01             200000
Cooper Cameron Corp.           COM              216640102    56480   844566 SH
     SOLE                   729566            115000
Corning Inc.                   COM              219350105    48287   248900 SH
     SOLE                   211700             37200
Eastman Chemical Company       COM              277432100    46990  1032740 SH
     SOLE                   901540            131200
                                                              4445    97700 SH
     DEFINED 01              97700
Eastman Kodak Co.              COM              277461109    25543   470300 SH
     SOLE                   382400             87900
El Paso Energy Corp.           COM              283905107    48038  1189800 SH
     SOLE                   985900            203900
Ford Motor Company             COM              345370100     4924   107200 SH
     SOLE                   107200
Fox Entertainment Group Inc.   COM              35138t107    51415  1717400 SH
     SOLE                  1454900            262500
                                                              2994   100000 SH
     DEFINED 01             100000
General Mtrs Corp Cl H         COM              370442832    43301   347800 SH
     SOLE                   298700             49100
Global Crossing Ltd.           COM              G3921A100     4094   100000 SH
     DEFINED 01             100000
Goldman Sachs Group Inc.       COM              38141G104    81827   777450 SH
     SOLE                   667950            109500
Honeywell International Inc.   COM              438516106    47591   903270 SH
     SOLE                   758870            144400
Household Intl Inc.            COM              441815107    78916  2115012 SH
     SOLE                  1784912            330100
                                                              5854   156900 SH
     DEFINED 01             156900
Illinois Tool Works            COM              452308109    53261   964000 SH
     SOLE                   834600            129400
Investor AB - B SHS            COM              004469630     6248   400000 SH
     DEFINED 01             400000
Johnson & Johnson              COM              478160104     7025   100000 SH
     DEFINED 01             100000
Koninklijke Philips Electronic COM              500472204    83435   487034 SH
     SOLE                   420354             66680
Loral Space & Communicat       COM              G56462107     8503   839850 SH
     SOLE                   720650            119200
Newell Rubbermaid Inc.         COM              651229106    26244  1057700 SH
     SOLE                   926600            131100
                                                              4342   175000 SH
     DEFINED 01             175000
Pepsico Inc.                   COM              713448108     4359   125000 SH
     DEFINED 01             125000
Primedia Inc.                  COM              74157K101    10410   325300 SH
     SOLE                   320200              5100
Procter & Gamble Co.           COM              742718109    50850   900000 SH
     SOLE                   761100            138900
                                                              5650   100000 SH
     DEFINED 01             100000
Rockwell International Corp.   COM              773903109    31320   749050 SH
     SOLE                   643850            105200
                                                              6096   145800 SH
     DEFINED 01             145800
Schlumberger Ltd.              COM              806857108    49717   649900 SH
     SOLE                   561100             88800
Sealed Air Corp.               COM              81211K100    66427  1223050 SH
     SOLE                  1051350            171700
Servicemaster Company          COM              81760n109    24034  2136400 SH
     SOLE                  1814200            322200
                                                              3133   278500 SH
     DEFINED 01             278500
Solutia Inc.                   COM              834376105     2675   200000 SH
     SOLE                   200000
                                                              4339   324400 SH
     DEFINED 01             324400
Sybron Intl Corp.              COM              87114F106    31397  1082650 SH
     SOLE                  1067650             15000
Tenet Healthcare Corp.         COM              88033G100    27715  1192050 SH
     SOLE                  1011850            180200
The Scotts Company Cl A        COM              810186106     4557   108500 SH
     SOLE                   108500
                                                              8660   206200 SH
     DEFINED 01             206200
Tyco Intl Ltd.                 COM              902124106    67816  1352930 SH
     SOLE                  1165730            187200
Viacom Inc Cl B                COM              925524308    59847  1134536 SH
     SOLE                  1025936            108600
Walt Disney Co.                COM              254687106    26111   633000 SH
     SOLE                   544600             88400
Wells Fargo & Co.              COM              949746101    30996   760650 SH
     SOLE                   642750            117900
                                                              4075   100000 SH
     DEFINED 01             100000
Westpoint Stevens Inc.         COM              961238102    30235  1591300 SH
     SOLE                  1387000            204300
                                                              4750   250000 SH
     DEFINED 01             250000
Worldcom Inc.                  COM              98157D106    37302   823223 SH
     SOLE                   709361            113862
York Intl Corp New             COM              986670107    32816  1403875 SH
     SOLE                  1206650            197225
                                                              9350   400000 SH
     DEFINED 01             400000